RELATED PARTY TRANSACTIONS - Due To Related Parties (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
RELATED PARTY TRANSACTIONS
Total due to related parties	$ 141,235	$ 417,557
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Mr. Jie Xiao
RELATED PARTY TRANSACTIONS
Total due to related parties	$ 137,805	$ 416,068
Mr. Bin Wang
RELATED PARTY TRANSACTIONS
Total due to related parties	$ 3,430	$ 1,489